Changes in Benefits Obligation and Plan Assets and Reconciliation of Funded Status (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in benefit obligation
Projected benefit obligation at beginning of year	$ 5,131	$ 4,242	$ 3,632
Service cost	568	1,572	487
Interest cost	126	336	104
Actuarial loss (gain)	146	(665)	151
Benefits paid	(133)	(354)	(132)
Projected benefit obligation at end of year	5,838	5,131	4,242
Change in plan assets
Fair value of plan assets at beginning of year	5,114	3,902	2,800
Actual return on plan assets	63	81	33
Employer contributions	331	1,358	1,203
Benefits paid	(98)	(227)	(134)
Fair value of plan assets at end of year	5,410	5,114	3,902
Funded status recognized as an other liabilities	$ (428)	$ (17)	$ (340)